UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment            [ ]; Amendment Number:
This amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Onex Capital Management, L.P.
Address:  712 5th Avenue, 40th Floor
          New York, NY 10019

13F File Number: 028-12364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Munk
Title:  President
Phone:  (212) 582-2211

Signature, Place and Date of Signing:


/s/ Anthony Munk                  New York, NY                 May 14, 2007
---------------------------       ----------------------       ------------
           [Signature]                 [City, State]              [Date]



Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.
[ ]   13F NOTICE.
[ ]   13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $123,417 (Thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


None

                                            FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7           COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                   TITLE
                                   OF                    VALUE    SHRS OR      SH/  PUT/ INVESTMENT OTHER         VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP   (X$1,000) PRN AMT      PRN  CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC                    COM        002535201 19,393      733,470    SH        SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

ABX AIR INC                        COM        00080S101    134       19,500    SH        SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

BUILDERS FIRSTSOURCE INC           COM        12008R107 19,430    1,209,100    SH        SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CHC HELICOPTER CORP           CL A SUB VTG    12541C203     37        1,800    SH        SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

HELEN OF TROY CORP LTD             COM        G4388N106 22,729    1,000,816    SH        SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

LABOR READY INC                  COM NEW      505401208  6,115      322,000    SH        SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

O CHARLEYS INC                     COM        670823103  9,703      503,000    SH        SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

PACIFIC SUNWEAR CALIF INC          COM        694873100 13,696      657,500    SH        SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

PREMIERE GLOBAL SVCS INC           COM        740585104 23,674    2,110,000    SH        SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

SUN-TIMES MEDIA GROUP INC          COM        86688Q100  8,506    1,714,900    SH        SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------